Accounts Receivable	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Accounts Receivable [Abstract]
Accounts receivable

Note 5 — Accounts receivable

As of September 30, 2024 and June 30, 2024, accounts receivable consist of the following:

	September 30, 2024	June 30, 2024
		(Audited)
Accounts receivable	$12,371,365	$251,894
Less: allowance for credit losses	—	—
Accounts receivable, net	$12,371,365	$251,894

Note 4 — Accounts receivable

As of June 30, 2024 and 2023, accounts receivable consist of the following:

	June 30, 2024	June 30, 2023
Accounts receivable	$251,894	$—
Less: allowance for credit losses	—	—
Accounts receivable, net	$251,894	$—